Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Income) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense (income)	$ (1,085)
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense (income)	2,000
Nonemployee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense (income)	$ (3,085)